Annual Fund Operating Expenses	Apr. 29, 2025
Venerable US Large Cap Core Equity Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	1.05%
Venerable US Large Cap Core Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	0.75%
Venerable US Large Cap Strategic Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 06, 2026
Venerable US Large Cap Strategic Equity Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[2]
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.19%)	[3]
Net Expenses (as a percentage of Assets)	0.86%
Venerable US Large Cap Strategic Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[2]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.75%
Venerable US Small Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable US Small Cap Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[4]
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.45%)	[5]
Net Expenses (as a percentage of Assets)	0.85%
Venerable US Small Cap Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[4]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.00%
Venerable Emerging Markets Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable Emerging Markets Equity Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.01%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.18%	[6]
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.05%)	[7]
Net Expenses (as a percentage of Assets)	1.44%
Venerable Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.01%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[6]
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	0.00%	[7]
Net Expenses (as a percentage of Assets)	1.19%
Venerable World Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable World Equity Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[8]
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.35%)	[9]
Net Expenses (as a percentage of Assets)	0.85%
Venerable World Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[8]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	0.00%	[9]
Net Expenses (as a percentage of Assets)	0.90%
Venerable High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 06, 2026
Venerable High Yield Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.18%	[10]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.41%)	[11]
Net Expenses (as a percentage of Assets)	0.72%
Venerable High Yield Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[10]
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.03%)	[11]
Net Expenses (as a percentage of Assets)	0.80%
Venerable Strategic Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 06, 2026
Venerable Strategic Bond Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[12]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.10%)	[13]
Net Expenses (as a percentage of Assets)	0.80%
Venerable Strategic Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[12]
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%	[13]
Net Expenses (as a percentage of Assets)	0.60%
Venerable Large Cap Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 06, 2026
Venerable Large Cap Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.13%	[14]
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.07%)	[15]
Net Expenses (as a percentage of Assets)	0.51%
Venerable Large Cap Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[14]
Expenses (as a percentage of Assets)	0.28%
Fee Waiver or Reimbursement	0.00%	[15]
Net Expenses (as a percentage of Assets)	0.28%
Venerable Mid Cap Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable Mid Cap Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.14%	[16]
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.05%)	[17]
Net Expenses (as a percentage of Assets)	0.65%
Venerable Mid Cap Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[16]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	0.00%	[17]
Net Expenses (as a percentage of Assets)	0.40%
Venerable Small Cap Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable Small Cap Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.14%	[18]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.05%)	[19]
Net Expenses (as a percentage of Assets)	0.70%
Venerable Small Cap Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[18]
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.00%	[19]
Net Expenses (as a percentage of Assets)	0.45%
Venerable International Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable International Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[20]
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.05%)	[21]
Net Expenses (as a percentage of Assets)	0.71%
Venerable International Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[20]
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	0.00%	[21]
Net Expenses (as a percentage of Assets)	0.46%
Venerable Bond Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable Bond Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.13%	[22]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.05%)	[23]
Net Expenses (as a percentage of Assets)	0.61%
Venerable Bond Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[22]
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	0.00%	[23]
Net Expenses (as a percentage of Assets)	0.36%
Venerable Intermediate Corporate Bond Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.13%	[24]
Expenses (as a percentage of Assets)	0.66%
Venerable Intermediate Corporate Bond Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[24]
Expenses (as a percentage of Assets)	0.36%
Venerable Conservative Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[25]
Acquired Fund Fees and Expenses	0.35%	[25]
Expenses (as a percentage of Assets)	0.85%
Venerable Conservative Appreciation Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[26]
Acquired Fund Fees and Expenses	0.35%	[26]
Expenses (as a percentage of Assets)	0.85%
Venerable World Conservative Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable World Conservative Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[27]
Acquired Fund Fees and Expenses	0.79%	[27]
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.43%)	[28]
Net Expenses (as a percentage of Assets)	0.86%
Venerable Moderate Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 06, 2026
Venerable Moderate Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[29]
Acquired Fund Fees and Expenses	0.73%	[29]
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.34%)	[30]
Net Expenses (as a percentage of Assets)	0.89%
Venerable Moderate Appreciation Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[31]
Acquired Fund Fees and Expenses	0.34%	[31]
Expenses (as a percentage of Assets)	0.84%
Venerable World Moderate Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable World Moderate Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[32]
Acquired Fund Fees and Expenses	0.81%	[32]
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.29%)	[33]
Net Expenses (as a percentage of Assets)	1.02%
Venerable Appreciation Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[34]
Acquired Fund Fees and Expenses	0.34%	[34]
Expenses (as a percentage of Assets)	0.84%
Venerable World Appreciation Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable World Appreciation Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[35]
Acquired Fund Fees and Expenses	0.85%	[35]
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.34%)	[36]
Net Expenses (as a percentage of Assets)	1.01%

[1]	Based on estimated amounts for the current fiscal year.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fees), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.86% for Class V shares and 0.75% for Class I shares. Termination or modification of these obligations prior to September 6, 2026, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[4]	Based on estimated amounts for the current fiscal year.
[5]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.85% for Class V shares and 1.00% for Class I shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[6]	Based on estimated amounts for the current fiscal year.
[7]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.44% for Class V shares and 1.19% for Class I shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[8]	Based on estimated amounts for the current fiscal year.
[9]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.85% for Class V shares and 0.90% for Class I shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[10]	Based on estimated amounts for the current fiscal year.
[11]	Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.72% for Class V shares and 0.80% for Class I shares. Termination or modification of these obligations prior to September 6, 2026, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[12]	Based on estimated amounts for the current fiscal year.
[13]	Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.80% for Class V shares and 0.60% for Class I shares. Termination or modification of these obligations prior to September 6, 2026, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[14]	Based on estimated amounts for the current fiscal year.
[15]	Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.51% for Class V shares and 0.28% for Class I shares. Termination or modification of these obligations prior to September 6, 2026 requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[16]	Based on estimated amounts for the current fiscal year.
[17]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.65% for Class V shares and 0.40% for Class I shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[18]	Based on estimated amounts for the current fiscal year.
[19]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.70% for Class V shares and 0.45% for Class I shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[20]	Based on estimated amounts for the current fiscal year.
[21]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.71% for Class V shares and 0.46% for Class I shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[22]	Based on estimated amounts for the current fiscal year.
[23]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.61% for Class V shares and 0.36% for Class I shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[24]	Based on estimated amounts for the current fiscal year.
[25]	Based on estimated amounts for the current fiscal year.
[26]	Based on estimated amounts for the current fiscal year.
[27]	Based on estimated amounts for the current fiscal year.
[28]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.86% for Class V shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[29]	Based on estimated amounts for the current fiscal year.
[30]	Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.89% for Class V shares. Termination or modification of these obligations prior to September 6, 2026, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[31]	Based on estimated amounts for the current fiscal year.
[32]	Based on estimated amounts for the current fiscal year.
[33]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.02% for Class V shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[34]	Based on estimated amounts for the current fiscal year.
[35]	Based on estimated amounts for the current fiscal year.
[36]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.01% for Class V shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.